Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes two operating segments: the operation of crude oil tankers on the international markets (Tankers) on the one hand and the floating production, storage and offloading operations (FSO/FPSO) on the other. These two divisions operate in completely different markets, where in the latter the assets are tailor-made or converted for specific long term projects. The tanker market requires a different marketing strategy as this is considered a very volatile market, contract duration is often less than two years and the assets are to a large extent standardized.
The segment profit or loss figures and key assets as set out below are presented to the executive committee on at least a quarterly basis to help the key decision makers in evaluating the respective segments. The Chief Operating Decision Maker (CODM) also receives the information per segment based on proportionate consolidation for the joint ventures and not by applying equity accounting. The reconciliation between the figures of all segments combined on the one hand and with the consolidated statements of financial position and profit or loss on the other hand is presented in a separate column Equity-accounted investees.
The Group has one client in the Tankers segment that represented 8% (timecharter contract) of the Tankers segment total revenue in 2022 (2021: two clients which represented 11% (timecharter contract) and 10% respectively, in 2020 one client which represented 6% (timecharter contract)). All the other clients represent less than 6% of total revenues of the Tankers segment. The Group has one client in the FSO segment.
The Group's internal organizational and management structure does not distinguish any geographical segments.
Consolidated statement of financial position

(in thousands of USD)	December 31, 2022				December 31, 2021
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	2,846,780	211,153	—	3,057,933	2,975,392	105,350	(112,955)	2,967,787
Assets under construction	228,429	—	—	228,429	181,293	—	—	181,293
Right-of-use assets	21,493	—	—	21,493	29,001	—	—	29,001
Other tangible assets	762	—	—	762	1,218	—	—	1,218
Intangible assets	89	15,657	—	15,746	186	—	—	186
Receivables	33,297	1,092	436	34,825	46,251	—	9,388	55,639
Investments in equity accounted investees	2,249	—	(826)	1,423	4,653	—	67,793	72,446
Deferred tax assets	1,403	—	—	1,403	1,546	—	—	1,546

Total non-current assets	3,134,502	227,902	(390)	3,362,014	3,239,540	105,350	(35,774)	3,309,116

Total current assets	591,130	16,311	(382)	607,059	459,864	10,478	(10,935)	459,407

TOTAL ASSETS	3,725,632	244,213	(772)	3,969,073	3,699,404	115,828	(46,709)	3,768,523

EQUITY and LIABILITIES

Total equity	2,076,976	96,489	—	2,173,465	1,891,483	69,099	—	1,960,582

Bank and other loans	1,141,378	123,290	(425)	1,264,243	1,175,835	11,465	(11,465)	1,175,835
Other notes	197,556	—	—	197,556	196,895	—	—	196,895
Other borrowings	71,011	—	—	71,011	86,198	—	—	86,198
Lease liabilities	5,824	—	—	5,824	16,759	—	—	16,759
Other payables	—	404	—	404	3,490	—	—	3,490
Deferred tax liabilities	—	—	—	—	—	10,535	(10,535)	—
Employee benefits	1,635	—	—	1,635	6,839	—	—	6,839
Provisions	597	—	—	597	892	—	—	892

Total non-current liabilities	1,418,001	123,694	(425)	1,541,270	1,486,908	22,000	(22,000)	1,486,908

Total current liabilities	230,655	24,030	(347)	254,338	321,013	24,729	(24,709)	321,033

TOTAL EQUITY and LIABILITIES	3,725,632	244,213	(772)	3,969,073	3,699,404	115,828	(46,709)	3,768,523

Consolidated statement of profit or loss

(in thousands of USD)	2022				2021				2020
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	810,122	66,297	(21,750)	854,669	422,649	50,132	(53,011)	419,770	1,220,843	49,949	(60,451)	1,210,341
Gains on disposal of vessels/other tangible assets	99,437	—	(3,277)	96,160	15,068	—	—	15,068	23,107	—	(379)	22,728
Other operating income	12,208	3,752	(819)	15,141	10,111	2,356	(2,212)	10,255	9,907	2,577	(2,372)	10,112
Total shipping income	921,767	70,049	(25,846)	965,970	447,828	52,488	(55,223)	445,093	1,253,857	52,526	(63,202)	1,243,181

Operating expenses
Voyage expenses and commissions	(176,146)	—	959	(175,187)	(122,374)	—	3,566	(118,808)	(129,833)	—	4,403	(125,430)
Vessel operating expenses	(202,765)	(19,156)	5,827	(216,094)	(222,087)	(12,381)	13,762	(220,706)	(221,245)	(12,014)	14,869	(218,390)
Charter hire expenses	(5,259)	—	(510)	(5,769)	(6,775)	—	(2,975)	(9,750)	(5,410)	—	(2,544)	(7,954)
Losses on disposal of vessels/other tangible assets	(347)	—	—	(347)	—	—	—	—	(1)	—	—	(1)
Depreciation tangible assets	(212,624)	(12,101)	3,149	(221,576)	(347,338)	(9,899)	12,333	(344,904)	(323,216)	(16,710)	20,274	(319,652)
Depreciation intangible assets	(108)	(913)	—	(1,021)	(90)	—	—	(90)	(99)	—	—	(99)
General and administrative expenses	(51,323)	(508)	129	(51,702)	(32,441)	(330)	363	(32,408)	(37,441)	(560)	668	(37,333)
Total operating expenses	(648,572)	(32,678)	9,554	(671,696)	(731,105)	(22,610)	27,049	(726,666)	(717,245)	(29,284)	37,670	(708,859)

RESULT FROM OPERATING ACTIVITIES	273,195	37,371	(16,292)	294,274	(283,277)	29,878	(28,174)	(281,573)	536,612	23,242	(25,532)	534,322

Finance income	26,747	313	80	27,140	14,050	—	884	14,934	20,045	21	1,430	21,496
Finance expenses	(128,695)	(4,569)	255	(133,009)	(95,626)	(1,971)	2,056	(95,541)	(91,645)	(3,295)	3,387	(91,553)
Net finance expenses	(101,948)	(4,256)	335	(105,869)	(81,576)	(1,971)	2,940	(80,607)	(71,600)	(3,274)	4,817	(70,057)

Share of profit (loss) of equity accounted investees (net of income tax)	92	—	17,558	17,650	380	—	22,596	22,976	467	—	10,450	10,917

Profit (loss) before income tax	171,339	33,115	1,601	206,055	(364,473)	27,907	(2,638)	(339,204)	465,479	19,968	(10,265)	475,182

Income tax expense	(216)	(987)	(1,601)	(2,804)	427	(2,638)	2,638	427	(1,944)	(10,265)	10,265	(1,944)

Profit (loss) for the period	171,123	32,128	—	203,251	(364,046)	25,269	—	(338,777)	463,535	9,703	—	473,238

Attributable to:
Owners of the company	171,123	32,128	—	203,251	(364,046)	25,269	—	(338,777)	463,535	9,703	—	473,238
Summarized consolidated statement of cash flows

(in thousands of USD)	2022				2021				2020
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from (used in) operating activities	230,207	33,474	(8,128)	255,553	(32,132)	35,532	(28,705)	(25,305)	958,798	36,328	(25,341)	969,785
Net cash from (used in) investing activities	(132,942)	(134,402)	108,499	(158,845)	(351,767)	—	(1,479)	(353,246)	(110,314)	—	(6,792)	(117,106)
Net cash from (used in) financing activities	(65,916)	101,582	(98,561)	(62,895)	(378,528)	(35,259)	787,680	373,893	(995,151)	(36,503)	31,953	(999,701)

Capital expenditure	(395,802)	(144,438)	—	(540,240)	(413,319)	—	—	(413,319)	(226,663)	—	1,253	(225,410)

On June 7, 2022, the Group announced that it has become the full owner of the FSO platform as previously held in its 50-50 joint venture with International Seaways, Inc. (“INSW”). The Group recognized the FSOs Asia and Africa fully due to the acquisition of the remaining 50% in TI Asia and TI Africa for an amount of $223.1 million. The price paid amounted to $129.9 million and can be retrieved under 'Acquisitions of vessels' in the cash flow statement. The transaction was booked as an asset acquisition as the asset concentration test was met under IFRS 3, given that substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset (i.e. the FSO and related lease component in the customer contract). The intangible asset related to the service component in the customer contract (see Note 9) has been separately recorded on the balance sheet as this could not be included in the single identifiable asset related to the FSO. The intangible asset was valued at $16.6 million which did not alter the "substantially all" criterium.